Feb. 21, 2023
Cambiar Aggressive Value ETF

THE ADVISORS’ INNER CIRCLE FUND

Cambiar Aggressive Value ETF

(the “Fund”)

Supplement dated February 21, 2023

to the Fund’s Prospectus dated December 28, 2022

(the “Prospectus”)

This Supplement provides new and additional information beyond that contained in the Prospectus,

and should be read in conjunction with the Prospectus.

In connection with the closing of the reorganization of the Cambiar Aggressive Value Fund, a former series of the Trust, into the Fund, effective immediately, the Prospectus is hereby supplemented as follows:

1.	The first paragraph of the “Performance Information” section is deleted and replaced with the following:

Before the Fund commenced operations, the Fund acquired the assets and liabilities of the Predecessor Fund (the “Reorganization”). After being approved by shareholders of the Predecessor Fund, the Reorganization became effective on February 13, 2023. As a result of the Reorganization, shareholders of the Predecessor Fund received shares of the Fund, and the Fund assumed the performance and accounting history of the Predecessor Fund. Accordingly, the performance shown below for periods prior to the Reorganization represents the performance of the Predecessor Fund. The Predecessor Fund had the same investment objective and similar investment policies, guidelines and restrictions as those of the Fund. The principal differences between the Fund’s investment policies, guidelines and restrictions and those of the Predecessor Fund are that (i) the Fund invests in large capitalization domestic securities to a greater extent than the Predecessor Fund invested and (ii) the Fund invests in derivative instruments and short sales to a lesser extent than the Predecessor Fund invested.

2.	The third sentence of the first paragraph of the “Financial Highlights” section is deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

CMB-SK-035-0100